Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income
Net income (loss)	$ (2,180)	$ 6,896	$ 5,521
Items that will not be subsequently reclassified to income statement
Translation adjustments	(1,677)	(6,762)	(717)
Retirement benefit obligations	(126)	41	(46)
Fair value adjustment to investment in equity securities	(184)	60
Transfer to reserve		(16)
Total items that will not be subsequently reclassified to income statement, net of tax	(1,987)	(6,677)	(763)
Items that may be subsequently reclassified to income statement
Translation adjustments	1,111	3,899	1,026
Net investments hedge	(74)	(543)	(95)
Cash flow hedge	102
Transfer of realized results to net income		(78)	(11)
Total of items that may be subsequently reclassified to income statement, net of tax	1,139	3,278	920
Total comprehensive income (loss)	(3,028)	3,497	5,678
Comprehensive income (loss) attributable to noncontrolling interests	(512)	(84)	13
Comprehensive income (loss) attributable to Vale's stockholders	(2,516)	3,581	5,665
From continuing operations	(2,516)	3,589	5,696
From discontinued operations		(8)	(31)
Comprehensive income (loss) attributable to Vale's stockholders	$ (2,516)	$ 3,581	$ 5,665